4. LOANS RECEIVABLE	12 Months Ended
Sep. 30, 2012
Notes to Financial Statements
LOANS RECEIVABLE

4. LOANS RECEIVABLE

Loans receivable are summarized as follows:

	Sept ‘12	% Total	Sept ‘11	%Total

Commercial real estate loans	$120,557	17.8%	$111,558	18.3%
Commercial non-real estate loans	34,032	5.0%	27,403	4.5%
Commercial-construction loans	7,357	1.1%	9,473	1.5%
Commercial-land	13,312	2.0%	15,721	2.6%
Residential-construction loans	9,478	1.4%	10,604	1.7%
Residential-real estate loans	413,500	61.1%	356,950	58.5%
Consumer-Mobile home loans	37,030	5.5%	38,285	6.3%
Consumer-other	41,110	6.1%	40,227	6.6%
Total Loans	676,376	100.0%	610,221	100.0%
Less:
Allowance for loan losses	8,559		8,331
Deferred loan fees	1,975		1,619
Total Net Loans	$665,842		$600,271

Commercial real estate loans increased $9.0 million from September 30, 2011 to September 30, 2012 mainly due to increased originations. Commercial non-real estate loans increased $6.6 million from September 30, 2011 to September 30, 2012 mainly due to increased originations. Residential real estate loans increased $56.6 million from September 30, 2011 to September 30, 2012 mainly due to originations of 15 year term conforming one-to-four family mortgage loans. At September 30, 2012 approximately $294.5 million of loans receivable were pledged as collateral securing advances from the FHLB. The Company has loans that it services for others which amounted to $25,235 and $36,811 at September 30, 2012 and 2011, respectively.

Changes in the allowance for loan losses were as follows:

	Year Ended September 30,
	2012	2011 _	2010 _

Beginning balance – October 1	$ 8,331	$ 9,256	$ 6,806
Provision charged to operating expense	1,910	3,900	3,896
Recoveries	203	57	30
Loans charged off	(1,885)	(4,882)	(1,476)

Ending balance – September 30	$ 8,559	$ 8,331	$ 9,256

The amount of nonaccrual loans at September 30, 2012 and September 30, 2011 was approximately $10.2 million and $10.1 million, respectively. The Company had total impaired loans of approximately $8.7 million and $8.7 million at September 30, 2012 and September 30, 2011, respectively. The average investment in impaired loans was $11.0 million and $10.3 million for the years ended September 30, 2012 and 2011, respectively. The amount of foregone interest on impaired loans was approximately $180 and $266, respectively. The amount of loans over 90 days and still accruing was approximately $351 and $793 as of September 30, 2012 and 2011, respectively. Specific reserves allocated to impaired loans totaled approximately $0 and $548 million as of September 30, 2012 and 2011, respectively. Impaired loans totaling approximately $8.7 million and $2.6 million had no specific reserves allocated as of September 30, 2012 and 2011, respectively.

The effect on net interest income of troubled debt restructurings is insignificant for the twelve months ended September 30, 2012.

Allowance for Loan Losses and Recorded Investment in Loans for the Twelve Months Ended September 30, 2012

The allowance for possible loan losses is a reserve established through a provision for possible loan losses charged to expense, which represents management’s best estimate of probable losses that have been incurred within the existing portfolio of loans. The allowance, in the judgment of management, is necessary to reserve for estimated loan losses and risks inherent in the loan portfolio. The methodology is based on the Bank’s historical loss experience by type of credit and internal risk grade, specific homogeneous risk pools and specific loss allocations, with adjustments for current events and conditions. The Company’s process for determining the appropriate level of the allowance for possible loan losses is designed to account for credit deterioration as it occurs. The provision for possible loan losses reflects loan quality trends, potential problem loans, and criticized loans and net charge-offs, among other factors. The provision for possible loan losses also reflects the totality of actions taken on all loans for a particular period. In other words, the amount of the provision reflects not only the necessary increases in the allowance for possible loan losses related to newly identified criticized loans, but it also reflects actions taken related to other loans including, among other things, any necessary increases or decreases in required allowances for specific loans or loan pools.

	Real Estate
(in thousands)	Commercial real estate	Commercial-construction	Commercial-Land	Residential-construction	Residential-real estate	Commercial-non real estate	Consumer-Mobile Homes	Consumer-Other	Total
Allowance for loan losses:

Beginning Balance	$1,991	$136	$425	$78	$4,274	$258	$593	$576	$8,331
Charge-offs	426	-	250	-	753	165	209	82	1,885
Recoveries	159	5	-	-	12	-	16	11	203
Provision	321	-	262	2	857	172	209	87	1,910
Ending balance	2,045	141	437	80	4,390	265	609	592	8,559

Ending balance allocation:
Individually evaluated for impairment	-	-	-	-	-	-	-	-	-

Collectively evaluated for impairment	2,045	141	437	80	4,390	265	609	592	8,559

Loans: Ending Balance Collectively evaluated for impairment	117,033	7,357	8,654	9,478	413,119	33,878	37,030	41,110	667,659

Ending Balance individually evaluated for impairment	$3,524	$-	$4,658	$-	$381	$154	$-	$-	$8,717

The table below provides an allocation and rollforward of the allowance for possible loan losses by loan type as of and for the year ended September 30, 2012; however, allocation of a portion of the allowance to one category of loans does not preclude its availability to absorb losses in other categories:

	Real Estate
(in thousands)	Commercial real estate	Commercial-construction	Commercial-Land	Residential-construction	Residential-real estate	Commercial-non real estate	Consumer-Mobile Homes	Consumer-Other	Total
Allowance for loan losses:

Beginning Balance	$1,991	$136	$425	$78	$4,274	$258	$593	$576	$8,331
Charge-offs	426	-	250	-	753	165	209	82	1,885
Recoveries	159	5	-	-	12	-	16	11	203
Provision	321	-	262	2	857	172	209	87	1,910
Ending balance	2,045	141	437	80	4,390	265	609	592	8,559

Ending balance allocation:
Individually evaluated for impairment	-	-	-	-	-	-	-	-	-

Collectively evaluated for impairment	2,045	141	437	80	4,390	265	609	592	8,559

Loans: Ending Balance Collectively evaluated for impairment	117,033	7,357	8,654	9,478	413,119	33,878	37,030	41,110	667,659

Ending Balance individually evaluated for impairment	$3,524	$-	$4,658	$-	$381	$154	$-	$-	$8,717

The table below provides an allocation and rollforward of the allowance for possible loan losses by loan type as of and for the year ended September 30, 2011; however, allocation of a portion of the allowance to one category of loans does not preclude its availability to absorb losses in other categories:

	Real Estate
(in thousands)	Commercial -real estate	Commercial-construction	Commercial-Land	Residential-construction	Residential-real estate	Commercial-non real estate	Consumer-Mobile Homes	Consumer-Other	Total
Allowance for loan losses:

Beginning Balance	$2,402	$68	$1,076	$61	$4,173	$327	$640	$509	$9,256
Charge-offs	1,565	51	1,666	-	1,131	138	234	97	4,882
Recoveries	-	-	-	-	39	1	10	7	57
Provision	1,154	119	1,015	17	1,193	68	177	157	3,900
Ending balance	$1,991	$136	$425	$78	$4,274	$258	$593	$576	$8,331

Ending balance allocation:
Individually evaluated for impairment	$233	$-	$250	$-	$65	$-	$-	$-	$548

Collectively evaluated for impairment	$1,758	$136	$175	$78	$4,209	$258	$593	$576	$7,783

Loans: Ending Balance Collectively evaluated for impairment	$109,181	$8,452	$10,888	$10,604	$356,545	$27,345	$38,285	$40,227	$601,527

Ending Balance individually evaluated for impairment	$2,377	$1,021	$4,833	$-	$405	$58	$-	$-	$8,694

Credit Quality Indicators

As of September 30, 2012

Commercial Credit Exposure

Credit Risk Profile by Internally Assigned Grade

Prime – Credits secured by cash (accounts held in the Bank), stocks, bonds (companies with debt ratings of “A” or better), U.S. Government securities with advance rates within Bank policy and cash value of insurance policies (with sound AM Best rating).

Excellent – Demonstrates exceptional credit fundamentals, including stable and predictable profit margins and cash flows, strong liquidity and conservative balance sheet. Significant historical cash flow coverage of existing and pro-forma debt service coverage. Credits rated Excellent will have a strong primary source of repayment usually consisting of strong historical cash flows along with strong secondary and tertiary repayment sources. Subsequent repayment sources could consist of financially strong guarantors or low loan to value ratios on collateral with a strong secondary market or resale source. Companies fitting the profile of minimal risk will have low leverage, a defined management succession plan and a broad product mix.

Average – Borrowers that fit this classification would most likely be a typical middle market business or high net worth individual. Loans would typically be secured and may have some reliance on inventory. Cash flow is adequate to service debt but may be susceptible to some deterioration due to cyclical, seasonal or economic events. Management is experienced but is concentrated in a few key people. Credits fitting this classification would typically have at least one very strong repayment source and a good secondary repayment source. Company product mix may lack diversity. The majority of loans fall within this classification. Annual financial statements on the borrower and guarantor(s) should be obtained.

Satisfactory – Displays an acceptable degree of risk in the short-term. Unfavorable characteristics may exist, however, these are offset by the positive trends. Some unpredictability in earnings and cash flow may exist. Leverage may be higher than typical in the industry and liquidity less than desirable. Management, while competent, may not be experienced and lack depth. Secondary and tertiary sources of repayment may be limited. Companies in a start-up situation typically fit this classification. Other characteristics of this classification would be companies with volatility in earnings and/or increasing leverage.

Watch List – Assets considered on a “Watch List” are technically not classified in the usual sense of the term and are considered “Pass” assets. Assets in this category do not trigger a need for additional valuation allowances. The purpose of this list is to identify assets that warrant increased monitoring for minor exceptions or problems, which could worsen in the near future if left unattended.

Special Mention – A Special Mention asset has potential weaknesses that deserve management’s close attention. If left uncorrected these potential weaknesses may result in the deterioration of the repayment prospects for the asset or in the Bank’s credit position at some future date. Special Mention assets are not adversely classified and do not expose the Bank to sufficient risk to warrant adverse classification.

Substandard - Assets classified Substandard have a well-defined weakness or weaknesses. A Substandard asset is inadequately protected by the current net worth or paying capacity of the obligor or pledged collateral, if any. It is characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected. Weaknesses are to be based upon objective evidence.

Doubtful - Assets classified Doubtful have all of the weaknesses inherent in those classified Substandard. In addition, these weaknesses make collection or liquidation in full highly questionable and improbable, on the basis of the currently existing facts, conditions and values.

Loss - Assets classified as Loss are considered uncollectible, or of such little value that the continuance of the loan or other asset on the books of the Bank is not warranted. Some recovery of funds could be possible in the future, but the amount and probability of this recovery are not determinable, thus leaving little justification for the assets to remain on the books.

A Loss classification does not mean that an asset has no recovery or salvage value, but simply that it is not practical or desirable to defer writing off or reserving all or a portion of a basically worthless asset, even though partial recovery may be effected in the future.

Commercial Loans

Our underwriting philosophy is centered primarily around the borrower’s ability to generate adequate cash flow to service the debt in accordance with the terms and conditions of the loan agreement. Understanding the borrower’s businesses along with their level of experience and the background of the principals is also a part of our lending philosophy. Generally, our loans are secured by collateral and we assess the market value of the collateral and the strength it brings to the loan. We generally require personal guarantees of the borrower’s principals and assess the financial strength and liquidity of each guarantor as part of our process.

Common risks to each class of commercial loans include risks that are not specific to the individual transactions such as general economic conditions within our markets. There are risks associated with each individual transaction such as a change in marital status, disability or death of the borrower and the loss of value of our collateral due to market conditions.

In addition to these common risks, additional risks are inherent in certain types of commercial loans.

Commercial Construction and Land Development:

Commercial construction and land development loans are dependent upon the supply and demand for commercial real estate in the markets we serve as well as the demand for newly constructed residential homes and lots. A continuing decrease in demand could result in significant decreases in the underlying collateral values and make repayment of the outstanding loans more difficult for our borrowers.

Commercial Mortgage and C&I Loans:

The repayment of commercial mortgage and C&I loans is primarily dependent upon the ability of our borrowers to produce cash flow consistent with original projections analyzed during the credit underwriting process. While our loans are generally secured by collateral with limitations on maximum loan to value, there is the risk that liquidation of the collateral will not fully satisfy the loan balance.

Non-owner occupied nonresidential and multifamily properties:

Loans secured by non-residential properties such as office buildings, and loans secured by multifamily housing are dependent upon the ability of the property to produce enough cash flow sufficient to service the debt. These types of properties are generally susceptible to high unemployment or generally weak economic conditions which can result in high vacancy rates.

Non-commercial loans

Most of our non-commercial loans are centrally underwritten. When assessing credit risk, we analyze certain factors relating to credit performance such as payment history, credit utilization, length of credit history. Since most of our non-commercial loans are secured, we evaluate the likely market value of the collateral. Common risks that are not specific to individual loan transactions include economic conditions within or markets, particularly unemployment rates and potential declines in real estate values. Personal events such as disability, death or a change in marital status also add risk to non-commercial loans.

In addition to these common risks, additional risks are inherent in certain types of non-commercial loans.

Revolving Mortgages:

Revolving loans such as home equity lines of credit (“HELOCs”), may be secured by first and junior liens on residential real estate making such loans susceptible to deterioration in residential real estate values. Additional risks include lien perfection deficiencies. Further, open end lines of credit have the inherent risk that the borrower may draw on the lines in excess of their collateral value particularly in a deteriorating real estate market.

Consumer Loans:

Consumer loans include loans secured by personal property such as automobiles, mobile homes, and other title recreational vehicles such as boats, RV’s and motorcycles. Consumer loans also may include unsecured loans. The value of the underlying collateral within this group of loans is especially volatile due to the potential rapid depreciation in values.

Residential Construction and Permanent Mortgages:

Residential mortgages are typically secured by 1-4 family residential property and residential lots. Declines in market value can result in residential mortgages with balances in excess of the value of the property securing the loan. Residential construction loans can experience delays in construction and cost overruns that can exceed the borrower’s financial ability to complete the home leading to unmarketable collateral.

Commercial Credit Exposure

Credit Risk Profile by Internally Assigned Grade

As of September 30, 2012

	Commercial-Land	Commercial- Construction	Commercial-Non-Real Estate	Commercial-Real Estate	Total	% Total

Prime	$-	$-	$3,146	$-	$3,146	1.8%
Excellent	-	-	118	-	118	0.1
Average	815	-	500	4,921	6,236	3.6
Satisfactory	7,231	6,927	28,008	92,494	134,660	76.8
Watch	601	65	2,056	18,733	21,455	12.2
Special Mention	17	365	50	872	1,304	0.7
Substandard	4,648	-	154	3,537	8,339	4.8
Doubtful	-	-	-	-	-	0.0
Loss	-	-	-	-	-	0.0
Total	$13,312	$7,357	$34,032	$120,557	$175,258	100.0%

As of September 30, 2011

	Commercial-Land	Commercial- Construction	Commercial-Non-Real Estate	Commercial-Real Estate	Total	% Total

Prime	$-	$-	$3,489	$-	$3,489	2.1%
Excellent	-	-	50	8	58	0.1
Average	500	-	821	5,554	6,875	4.2
Satisfactory	8,525	7,113	21,433	77,254	114,325	69.6
Watch	1,738	927	994	24,360	28,019	17.1
Special Mention	166	381	558	2,534	3,639	2.2
Substandard	4,792	1,052	58	1,848	7,750	4.7
Doubtful	-	-	-	-	-	0.0
Loss	-	-	-	-	-	0.0
Total	$15,721	$9,473	$27,403	$111,558	$164,155	100.0%

Consumer Credit Exposure Credit Risk Profile

By Creditworthiness Category

As of September 30, 2012

	Residential-Real Estate Construction	Residential-Real Estate	Total

Grade:
Pass	$9,478	$408,611	$418,089
Special Mention	-	328	328
Substandard	-	4,561	4,561
Loss	-	-	-
Total	$9,478	$413,500	$422,978

As of September 30, 2011

	Residential-Real Estate Construction	Residential-Real Estate	Total

Grade:
Pass	$10,604	$353,447	$364,051
Special Mention	-	183	183
Substandard	-	3,320	3,320
Loss	-	-	-
Total	$10,604	$356,950	$367,554

Consumer Credit Exposure

Credit Risk Profile Based on Payment Activity

As of September 30, 2012

	Consumer-Mobile Homes	Consumer-Other Loans	Total

Performing	$36,606	$40,680	$77,286
Nonperforming	424	430	854
Total	$37,030	$41,110	$78,140

As of September 30, 2011

	Consumer-Mobile Homes	Consumer-Other Loans	Total

Performing	$37,906	$40,108	$78,014
Nonperforming	379	119	498
Total	$38,285	$40,227	$78,512

Age Analysis of Past Due Loans

As of September 30, 2012

	30-89 Days Past Due	Greater than 90 days Past Due	Total Past Due	Current	Total Loans	Recorded Investment > 90 days and Accruing

Commercial real estate loans	$35	$810	$845	$119,712	$120,557	$-
Commercial non-real estate loans	28	2	30	34,002	34,032	-
Commercial-construction loans	-	-	-	7,357	7,357	-
Commercial-land	314	531	845	12,467	13,312	-
Residential-construction loans	-	-	-	9,478	9,478	-
Residential-real estate loans	4,410	4,249	8,659	404,841	413,500	351
Consumer-Mobile home loans	1,292	425	1,717	35,313	37,030	-
Consumer-other	332	343	675	40,435	41,110	-
Total	$6,411	$6,360	$12,771	$663,605	$676,376	$351

As of September 30, 2011

	30-89 Days Past Due	Greater than 90 days Past Due	Total Past Due	Current	Total Loans	Recorded Investment > 90 days and Accruing

Commercial real estate loans	$660	$1,275	$1,935	$109,623	$111,558	$-
Commercial non-real estate loans	60	-	60	27,343	27,403	-
Commercial-construction loans	381	258	639	8,834	9,473	-
Commercial-land	500	360	860	14,861	15,721	239
Residential-construction loans	-	-	-	10,604	10,604	-
Residential-real estate loans	4,922	3,041	7,963	348,987	356,950	554
Consumer-Mobile home loans	1,025	379	1,404	36,881	38,285	-
Consumer-other	564	320	884	39,343	40,227	-
Total	$8,112	$5,633	$13,745	$596,476	$610,221	$793

Impaired Loans

For the Year ended September 30, 2012

				Year to Date
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized

With no related allowance recorded:
Commercial real estate loans	$2,857	$2,883	$-	$3,839	$82
Commercial non-real estate	329	349	-	418	7
Commercial-construction loans	-	-	-	547	27
Commercial-land	4,658	6,274	-	4,959	11
Residential-real estate loans	872	1,266	-	1,199	40
Subtotal:	8,716	10,772	-	10,962	167
With an allowance recorded:
Commercial real estate loans	-	-	-	-	-
Commercial non-real estate	-	-	-	-	-
Commercial-construction loans	-	-	-	-	-
Commercial-land	-	-	-	-	-
Residential-real estate loans	-	-	-	-	-
Subtotal:	-	-	-	-	-
Totals:
Commercial	7,844	9,506	-	9,763	127
Residential	872	1,266	-	1,199	40
Total	$8,716	$10,772	$-	$10,962	$167

For the Year ended September 30, 2011

				Year to Date
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized

With no related allowance recorded:
Commercial real estate loans	$1,128	$2,095	$-	$1,713	$20
Commercial non-real estate	58	58	-	78	6
Commercial-construction loans	1,021	1,072	-	1,054	-
Commercial-land	360	754	-	621	8
Residential-real estate loans	-	-	-	-	-
Subtotal:	2,567	3,979	-	3,466	34
With an allowance recorded:
Commercial real estate loans	1,249	1,350	233	1,383	88
Commercial non-real estate	-	-	-	-	-
Commercial-construction loans	-	-	-	-	-
Commercial-land	4,473	5,445	250	5,121	-
Residential-real estate loans	405	405	65	355	20
Subtotal:	6,127	7,200	548	6,859	108
Totals:
Commercial	8,289	10,774	483	9,970	122
Residential	405	405	65	355	20
Total	$8,694	$11,179	$548	$10,325	$142

Troubled debt restructured loans (“TDR”) which are included in the impaired loan totals, were $6,316 with $2,373 still accrual and $7,570 with $1,075 still accrual at September 30, 2012 and 2011, respectively. The decrease in TDRs was a result of principal reductions through payments and valuation adjustments. The Company has not committed to lend additional funds to the customers with outstanding loans that are classified as a TDR. As of September 30, 2012, no loans that were modified as troubled debt restructurings within the previous twelve months defaulted after their restructure.

Modifications

Year Ended September 30, 2012

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment

Troubled debt restructuring occurring during the year ended September 30, 2012:
Commercial real estate loans	3	$2,248	$2,248
Commercial construction loans	-	-	-
Commercial non-real estate loans	1	125	125
Residential real estate loans	-	-	-
Total *	4	$2,373	$2,373

*All of the troubled debt restructured loans presented above are still accruing.

Three commercial loans totaling $2.3 million were classified as troubled debt restructurings due to a modification of terms allowing customer to make interest only payments for an amount of time. One commercial loan secured by equipment for $125,000 was also classified as troubled debt restructure due to a modification of terms allowing customer to make interest only payments for an amount of time.

Year Ended September 30, 2011

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment

Troubled debt restructuring occurring during the year ended September 30, 2011
Commercial real estate loans	2	$2,426	$1,583
Commercial construction loans	10	793	763
Commercial land	3	5,811	4,473
Residential real estate loans	3	290	355
Total *	18	$9,320	$7,174

* Of the amount of troubled debt restructured loans presented above all are on non-accrual with the exception of $1.1milion, which are still accruing at September 30, 2011

One commercial loan totaling $720 was classified as troubled debt restructuring due to a modification of terms allowing the customer to make interest-only payments for an amount of time. One large commercial loan totaling $863 was classified as a troubled debt restructuring due to an extension of maturity date and an increase in amount borrowed. One customer relationship with three residential real estate loans totaling $355 was modified by an extension of term, and reduction in interest rate to obtain a lower payment for the customer.

One large commercial credit relationship consisting of 13 loans involving a residential land development and five show homes in the Baton Rouge market area, the borrower of which filed for bankruptcy protection under Chapter 11 of the U.S. Bankruptcy Code, was classified as a troubled debt restructuring due to modifications in accordance with a plan of bankruptcy/reorganization totaling $5.2 million.

Loans on Nonaccrual Status

At September 30, 2012 and September 30, 2011

	September 30,
	2012	2011

Commercial real estate loans	$810	$1,275
Commercial non-real estate loans	2	-
Commercial-construction loans	-	1,021
Commercial-land	4,344	4,594
Residential-construction loans	-	-
Residential-real estate loans	4,249	2,487
Consumer-Mobile home loans	425	379
Consumer-other	343	322
Total	$10,173	$10,078

Total nonaccrual loans at September 30, 2012 include $3.8 million related to the commercial credit relationship consisting of 13 loans modified in 2011. A significant portion of total nonaccrual loans in 2011 is related to the $5.2 million commercial credit relationship discussed above. Total nonaccrual loans remained relatively stable as of September 30, 2012 compared to September 30, 2011. Nonaccrual residential real estate loans increased during the year primarily due to loans originated in 2008 just before the economic down turn. Nonaccrual residential real estate loans ranged from a low of $2.5 million to a high of $4.3 million during fiscal 2012.

Related Party loans

The aggregate amount of loans to executive officers and directors of the Company and their related interests was approximately $400 and $667 at fiscal year-end 2012 and 2011, respectively. During fiscal 2012 and 2011 new loans aggregating approximately $0 and $187, respectively, and amounts collected of approximately $267 and $227 respectively, were transacted with such parties.